Offerings - Offering: 1	Jul. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series A Convertible Preferred Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 209,550,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,082.11
Offering Note	Also registered hereunder is such currently indeterminate number of shares of Class A Common Stock of the registrant as may be issued upon conversion of the shares of preferred stock registered hereunder. Separate consideration will not be received for Class A Common Stock of the registrant that are issued upon conversion of the shares of preferred stock registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to antidilution provisions of any of the securities.